Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 08, 2017	Nov. 30, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Income Tax Expense (Benefit), Excluding Impact of Tax Cuts and Jobs Act 2017	$ 1,341,000	$ 1,380,000	$ (789,000)
Deferred Tax Assets, Valuation Allowance	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 0	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2017 2018 2019 2020 2021 2022
Ohio State Bancshares Inc [Member]
Operating Loss Carryforwards, Total					$ 15,000,000.0
Federal Loss Carryforwards, Limit to Amount Each Year	$ 126,000
Unrecognized Tax Benefits, Ending Balance	$ 2,500,000
Ohio State Bancshares Inc [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Jan. 01, 2029
Ohio State Bancshares Inc [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2033
Benchmark Bancorp, Inc. [Member]
Operating Loss Carryforwards, Total				$ 8,900,000
Federal Loss Carryforwards, Limit to Amount Each Year	$ 652,000
Benchmark Bancorp, Inc. [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Jan. 01, 2029
Benchmark Bancorp, Inc. [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Ohio State Bancshares Inc and Benchmark Bancorp, Inc. [Member]
Operating Loss Carryforwards, Total	$ 1,300,000
Deferred Tax Assets, Tax Credit Carryforwards, Total	$ 278,000